Trade and Miscellaneous Receivables and Other Current Assets - Summary of Increase in Trade and Miscellaneous Receivables and Other Current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and miscellaneous receivables and other current assets amount [Line Items]
Amounts due on construction contracts	€ 34	€ 33
Trade receivables:
Receivables from customers	2,528	3,110
Receivables from other telecommunications operators	972	815
Trade receivables	3,500	3,925
Miscellaneous receivables and other current assets:
Other receivables	645	784
Trade and miscellaneous prepaid expenses	780	684
Miscellaneous receivables and other current assets	1,425	1,468
Total	4,959	5,426
FInancial instruments IAS 39 [member]
Trade receivables:
Receivables from customers	2,528	3,110
Receivables from other telecommunications operators	972	815
Trade receivables	3,500	3,925
Miscellaneous receivables and other current assets:
Other receivables	154	166
Miscellaneous receivables and other current assets	154	166
Total	€ 3,654	€ 4,091